Segment Disclosures	12 Months Ended
Mar. 03, 2012
Segment Disclosures [Abstract]
Segment Disclosures
16.	SEGMENT DISCLOSURES

The Company is organized and managed as a single reportable business segment. The Company’s operations are substantially all related to the research, design, manufacture and sales of wireless communications products, services and software.

Revenue, classified by major geographic segments in which our customers are located, was as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue
Canada	$1,260	$1,408	$844
United States	4,182	7,823	8,620
United Kingdom	1,919	2,218	1,447
Other	11,074	8,458	4,042

	$18,435	$19,907	$14,953

Revenue
Canada	6.8%	7.1%	5.6%
United States	22.7%	39.3%	57.7%
United Kingdom	10.4%	11.1%	9.7%
Other	60.1%	42.5%	27.0%

	100.0%	100.0%	100.0%

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue mix
Devices	$13,794	$15,956	$12,116
Service	4,086	3,197	2,158
Software	318	294	259
Other	237	460	420

	$18,435	$19,907	$14,953

	As at
	March 3, 2012	February 26, 2011

Property, plant and equipment, intangible assets and goodwill
Canada	$5,382	$3,787
United States	555	707
United Kingdom	37	41
Other	364	275

	$6,338	$4,810

Total assets
Canada	$8,693	$6,935
United States	2,337	3,390
United Kingdom	1,554	1,594
Other	1,147	956

	$13,731	$12,875